FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	£ 37,850	£ 29,976
Loans and advances to banks	3,026	1,614
Debt securities:
Government securities	18,095	22,020
Other public sector securities	2,064	1,527
Bank and building society certificates of deposit	1,105	222
Asset-backed securities:
Mortgage-backed securities	225	400
Other asset-backed securities	349	1,021
Corporate and other debt securities	18,310	19,990
debtinstrumentsheld	40,148	45,180
Treasury and other bills	20	18
Equity shares	77,485	86,090
Total trading and other financial assets at fair value through profit or loss		162,878
Total financial assets carried at fair value	158,529
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	27,285	29,976
Loans and advances to banks	3,026	1,614
Debt securities:
Government securities	169	1,729
Other public sector securities	2,064	1,526
Bank and building society certificates of deposit	1,021	222
Asset-backed securities:
Mortgage-backed securities	219	348
Other asset-backed securities	231	229
Corporate and other debt securities	16,840	18,542
debtinstrumentsheld	20,544	22,596
Equity shares	26	18
Total trading and other financial assets at fair value through profit or loss		54,204
Total financial assets carried at fair value	50,881
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	10,565
Debt securities:
Government securities		23
Other public sector securities		1
Asset-backed securities:
Mortgage-backed securities	6	49
Other asset-backed securities	118	787
Corporate and other debt securities	1,470	1,448
debtinstrumentsheld	1,594	2,308
Equity shares	1,758	1,378
Total trading and other financial assets at fair value through profit or loss		3,686
Total financial assets carried at fair value	13,917
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Debt securities:
Government securities	17,926	20,268
Bank and building society certificates of deposit	84
Asset-backed securities:
Mortgage-backed securities		3
Other asset-backed securities		5
debtinstrumentsheld	18,010	20,276
Treasury and other bills	20	18
Equity shares	75,701	84,694
Total trading and other financial assets at fair value through profit or loss		104,988
Total financial assets carried at fair value	93,731
Financial assets at fair value through other comprehensive income, category [member]
Debt securities:
Government securities	18,971
Bank and building society certificates of deposit	118
Asset-backed securities:
Mortgage-backed securities	120
Other asset-backed securities	131
Corporate and other debt securities	5,151
debtinstrumentsheld	24,491
Treasury and other bills	303
Equity shares	21
Total financial assets at fair value through other comprehensive income	24,815
Total financial assets carried at fair value, excluding derivatives	183,344
Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy [member]
Debt securities:
Government securities	124
Bank and building society certificates of deposit	118
Asset-backed securities:
Other asset-backed securities	5
Corporate and other debt securities	5,119
debtinstrumentsheld	5,366
Total financial assets at fair value through other comprehensive income	5,366
Total financial assets carried at fair value, excluding derivatives	56,247
Financial assets at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy [member]
Asset-backed securities:
Mortgage-backed securities	120
Other asset-backed securities	126
debtinstrumentsheld	246
Equity shares	21
Total financial assets at fair value through other comprehensive income	267
Total financial assets carried at fair value, excluding derivatives	14,184
Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy [member]
Debt securities:
Government securities	18,847
Asset-backed securities:
Corporate and other debt securities	32
debtinstrumentsheld	18,879
Treasury and other bills	303
Total financial assets at fair value through other comprehensive income	19,182
Total financial assets carried at fair value, excluding derivatives	£ 112,913
Financial assets available-for-sale, category [member]
Debt securities:
Government securities		34,708
Bank and building society certificates of deposit		167
Asset-backed securities:
Mortgage-backed securities		1,156
Other asset-backed securities		255
Corporate and other debt securities		4,615
debtinstrumentsheld		40,901
Equity shares		1,197
Total available-for-sale financial assets		42,098
Total financial assets carried at fair value, excluding derivatives		204,976
Financial assets available-for-sale, category [member] | Level 2 of fair value hierarchy [member]
Debt securities:
Government securities		174
Bank and building society certificates of deposit		167
Asset-backed securities:
Mortgage-backed securities		1,156
Other asset-backed securities		163
Corporate and other debt securities		4,386
debtinstrumentsheld		6,046
Equity shares		38
Total available-for-sale financial assets		6,084
Total financial assets carried at fair value, excluding derivatives		60,288
Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Asset-backed securities:
Other asset-backed securities		92
debtinstrumentsheld		92
Equity shares		604
Total available-for-sale financial assets		696
Total financial assets carried at fair value, excluding derivatives		4,382
Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Debt securities:
Government securities		34,534
Asset-backed securities:
Corporate and other debt securities		229
debtinstrumentsheld		34,763
Equity shares		555
Total available-for-sale financial assets		35,318
Total financial assets carried at fair value, excluding derivatives		£ 140,306